                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
--------------------------------------------------------------------------------
                         MFS GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: February 28, 2003
--------------------------------------------------------------------------------
                    Date of reporting period: August 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 8/31/03


MFS(R) Government Securities Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o    data from investment applications and other forms
o    share balances and transactional history with us, our affiliates, or others
o    facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS" privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) GOVERNMENT SECURITIES FUND

The fund seeks current income and preservation of principal.

                                        TABLE OF CONTENTS
                                        ----------------------------------------
                                        MFS PRIVACY POLICY
                                        ----------------------------------------
                                        LETTER FROM THE CHAIRMAN               1
                                        ----------------------------------------
                                        MFS ORIGINAL RESEARCH(R)               4
                                        ----------------------------------------
                                        MANAGEMENT REVIEW                      5
                                        ----------------------------------------
                                        PERFORMANCE SUMMARY                    7
                                        ----------------------------------------
                                        PORTFOLIO OF INVESTMENTS              11
                                        ----------------------------------------
                                        FINANCIAL STATEMENTS                  14
                                        ----------------------------------------
                                        NOTES TO FINANCIAL STATEMENTS         29
                                        ----------------------------------------
                                        TRUSTEES AND OFFICERS                 38
                                        ----------------------------------------
                                        MONEY MANAGEMENT FOR ALL TYPES
                                        OF INVESTORS                          40
                                        ----------------------------------------
                                        CONTACT INFORMATION                   41
                                        ----------------------------------------
                                        ASSET ALLOCATION                      42

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS" culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management

     September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o   global asset management expertise across all asset classes

o   time-tested money management process for pursuing consistent results

o   full spectrum of investment products backed by MFS Original Research(R)

o   resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o   analyzing financial statements and balance sheets

o   talking extensively with companies" customers and competitors

o   developing our own proprietary estimates of companies" earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

A TURBULENT YIELD ENVIRONMENT

Interest rates continued a period of general decline through the first half of 2003, as investors looked at economic weakness in the United States and around the globe, and reacted to the build-up and the war in Iraq. The U.S. Federal Reserve Board's concern about the possibility of deflation and its June interest rate cut, when added to global concerns, helped drive interest rates on longer-term bonds to their lowest levels since the 1950s. The yield on 10- year U.S. Treasuries fell from 3.85% on May 1 to 3.1% on June 13 and contributed to a vigorous rally in bond prices. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

However, the bond market sold off sharply in July and August. The strengthening of consumer and business confidence in the United States and the belief among investors that the Fed had reached the last in a long line of interest rates cuts led to speculation that the Fed may actually begin raising rates. These factors helped spur a market-driven increase in interest rates. During July the interest rate on 10-year Treasuries climbed 89 basis points, the sharpest increase since February 1980. This, in turn, led to a sharp decrease in bond prices and lower total returns for bond investors.

5- AND 10-YEAR HOLDINGS DETRACTED FROM PERFORMANCE

Fund holdings in the 5-year and 10-year maturity ranges caused the fund to underperform its benchmark for the period. Although all maturities felt the impact of the increase in interest rates, the 5- and 10-year bonds were hit the hardest. The 5-year yield soared 105 basis points (1.05%) from June 30 through August 31; the 10-year yield rose 95 basis points (0.95%) for the same period.

                       -----------------------------------
                       "DURING JULY THE INTEREST RATE ON
                       10-YEAR TREASURIES CLIMBED 89 BASIS
                       POINTS, THE SHARPEST INCREASE SINCE
                       FEBRUARY 1980."
                       -----------------------------------

POSITIONING CHANGED TO INCREASE YIELDS

At the beginning of the period, the fund held approximately 60% of its assets in U.S. government agency bonds, including Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, (Fannie Mae and Freddie Mac, respectively). After problems at Freddie Mac surfaced in June, we analyzed both issuers and determined that investor concerns were unwarranted. In our view, potential increased regulatory oversight would only improve the creditworthiness of the bonds. In addition, because the bond prices of both issuers had declined, we found their current yields more attractive than other government issues. As a result, we gradually added to our government agency position so that it had increased by the end of the period.

PREMIUM BONDS HELPED CUSHION DECLINE

The Fannie Mae and Freddie Mac premium mortgage securities that yielded between 7% to 7.5% helped cushion the portfolio during the July/August period. Premium bonds generally have offered better yields than are currently available and tend to be less affected by interest rate changes. (A premium bond has a current price that is higher than its principal value at maturity.)

 /s/ Peter C. Vaream

     Peter C. Vaream
     Portfolio manager (on behalf of the Fixed-Income Strategy Group)

The MFS Fixed Income Strategy Group is responsible for the day-to-day management of the fund under the general supervision of Mr. Vaream.

Note to shareholders: Effective September 30, 2002, Stephen C. Bryant retired from MFS Investment Management and is no longer part of the Fixed Income Strategy Group. Matthew C. Ryan has replaced Mr. Bryant in the group.

The opinions expressed in this report are those of the portfolio management team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

               Class
  Share      inception
  class        date        6-mo       1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A         7/25/84       --       1.60%         6.87%      5.40%      5.74%
------------------------------------------------------------------------------
    B         8/30/93       --       0.94%         6.22%      4.73%      5.04%
------------------------------------------------------------------------------
    C         4/1/96        --       0.95%         6.19%      4.72%      5.24%
------------------------------------------------------------------------------
    I         1/2/97        --       1.96%         7.24%      5.74%      5.99%
------------------------------------------------------------------------------
    R        12/31/02       --       1.41%         6.80%      5.36%      5.72%
------------------------------------------------------------------------------
   529A       7/31/02       --       1.25%         6.70%      5.30%      5.69%
------------------------------------------------------------------------------
   529B       7/31/02       --       0.70%         6.49%      5.18%      5.63%
------------------------------------------------------------------------------
   529C       7/31/02       --       0.70%         6.49%      5.18%      5.63%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average general
U.S. government fund+      -2.18%       1.35%      6.68%      5.06%      5.43%
------------------------------------------------------------------------------
Lehman Brothers
Government/Mortgage
Index#                     -0.97%       2.73%      7.67%      6.31%      6.53%
------------------------------------------------------------------------------

--------------------
  Average annual
without sales charge
--------------------

  Share
  class                    6-mo       1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A                       --         -3.22%      5.15%      4.38%      5.23%
------------------------------------------------------------------------------
    B                       --         -2.94%      5.32%      4.40%      5.04%
------------------------------------------------------------------------------
    C                       --         -0.02%      6.19%      4.72%      5.24%
------------------------------------------------------------------------------
   529A                     --         -3.56%      4.99%      4.28%      5.18%
------------------------------------------------------------------------------
   529B                     --         -3.18%      5.60%      4.86%      5.63%
------------------------------------------------------------------------------
   529C                     --         -0.27%      6.49%      5.18%      5.63%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
    A                      -1.71%       1.60%     22.05%     30.08%     74.77%
------------------------------------------------------------------------------
    B                      -2.03%       0.94%     19.83%     26.00%     63.47%
------------------------------------------------------------------------------
    C                      -2.02%       0.95%     19.76%     25.94%     66.62%
------------------------------------------------------------------------------
    I                      -1.54%       1.96%     23.34%     32.21%     78.93%
------------------------------------------------------------------------------
    R                      -1.88%       1.41%     21.81%     29.82%     74.43%
------------------------------------------------------------------------------
   529A                    -1.94%       1.25%     21.49%     29.48%     73.98%
------------------------------------------------------------------------------
   529B                    -2.16%       0.70%     20.77%     28.71%     72.94%
------------------------------------------------------------------------------
   529C                    -2.24%       0.70%     20.76%     28.71%     72.94%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX - measures the performance of the government and mortgage securities markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 8/31/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Bonds - 96.2%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 95.4%
-----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 70.4%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25s, 2006                                   $17,205             $17,047,660
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 2.75s, 2008                          49,031              47,223,178
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2033                           57,352              57,136,328
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.625s, 2011                         56,803              60,233,901
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2017                             16,533              17,100,345
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.5s, 2016 - 2029                    12,307              12,831,750
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7s, 2030                                575                 605,441
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7.5s, 2025 - 2028                       958               1,023,411
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.25s, 2008                           76,469              74,427,354
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2017 - 2018                        2,808               2,822,620
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2006 - 2033                    113,643             114,594,404
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2008 - 2033                      191,884             197,951,296
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2005 - 2033                    160,375             166,373,699
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.942s, 2007                           8,540               9,421,201
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2029 - 2031                        3,792               3,998,988
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.5s, 2013 - 2031                      8,150               8,671,108
-----------------------------------------------------------------------------------------------------
Financing Corp., 9.8s, 2018                                            14,975              21,683,546
-----------------------------------------------------------------------------------------------------
Financing Corp., 10.35s, 2018                                           8,400              12,679,170
-----------------------------------------------------------------------------------------------------
Financing Corp., 10.7s, 2017                                           14,360              22,035,592
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 6.5s, 2028 - 2031                  17,581              18,298,708
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2022 - 2032                   5,682               6,029,620
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.5s, 2005 - 2009                   1,042               1,143,537
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 10.75s, 2016                           13                  14,238
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 11.5s, 2010 - 2019                     94                 106,605
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 12s, 2013 - 2015                       63                  71,401
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 12.5s, 2011                           206                 234,421
-----------------------------------------------------------------------------------------------------
Small Business Administration, 6.07s, 2022                              4,895               5,089,757
-----------------------------------------------------------------------------------------------------
Small Business Administration, 6.34s, 2021                              5,857               6,183,277
-----------------------------------------------------------------------------------------------------
Small Business Administration, 6.35s, 2021                              5,763               6,089,590
-----------------------------------------------------------------------------------------------------
Small Business Administration, 6.44s, 2021                              5,320               5,639,081
-----------------------------------------------------------------------------------------------------
Small Business Administration, 6.625s, 2021                             4,958               5,295,915
-----------------------------------------------------------------------------------------------------
Small Business Administration, 8.625s, 2011                              $871                $937,358
-----------------------------------------------------------------------------------------------------
Small Business Administration, 8.8s, 2011                                 393                 423,371
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.05s, 2009                                229                 244,636
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.1s, 2009                                 381                 404,046
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.25s, 2010                                439                 473,800
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.3s, 2010                                 646                 696,947
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.5s, 2010                                 407                 437,596
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.65s, 2010                                370                 399,102
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.7s, 2010                                 245                 264,674
-----------------------------------------------------------------------------------------------------
Small Business Administration, 9.9s, 2008                                  88                  93,736
-----------------------------------------------------------------------------------------------------
Small Business Administration, 10.05s, 2008 - 2009                         53                  57,404
-----------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., 5.25s, 2006                              48,500              51,792,762
-----------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36s, 2016             7,000               7,548,912
-----------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59s, 2016             6,599               7,073,508
-----------------------------------------------------------------------------------------------------
Total U.S. Government Agencies                                                           $972,904,994
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 25.0%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25s, 2028                                       22,638              22,253,335
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25s, 2030                                        7,761               8,759,623
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875s, 2025                                      47,769              57,035,422
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.25s, 2016                                       71,433             100,873,968
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12s, 2013                                         34,000              47,198,902
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.25s, 2005                                       33,013              32,718,986
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2007                                           6,269               6,237,410
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25s, 2007                                       27,461              27,699,142
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875s, 2013                                      24,677              23,641,726
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75s, 2008                                        1,100               1,163,938
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5s, 2011                                           2,575               2,719,542
-----------------------------------------------------------------------------------------------------
United States Treasury STRIPS (Interest), 0s, 2012                     21,000              14,284,074
-----------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                          $344,586,068
-----------------------------------------------------------------------------------------------------

Agencies - Other - 0.8%
-----------------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07s, 2010 (Energy)                 $10,123             $11,067,881
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,324,859,120)                                          $1,328,558,943
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.6%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., dated 8/29/2003, due 9/02/2003
total to be received $49,700,577 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                      $49,695             $49,695,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,374,554,120)                                    $1,378,253,943
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.2%                                                       3,190,194
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,381,444,137
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value (identified cost,
$1,374,554,120)                                              $1,378,253,943
-----------------------------------------------------------------------------------------------------
Cash                                                                    379
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   7,428,636
-----------------------------------------------------------------------------------------------------
Interest receivable                                              10,538,819
-----------------------------------------------------------------------------------------------------
Other assets                                                        109,462
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,396,331,239
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $4,929,898
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                9,844,823
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     40,010
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    12,659
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       59,712
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $14,887,102
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,381,444,137
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,430,077,960
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            3,699,823
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (38,205,368)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income    (14,128,278)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,381,444,137
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 143,298,267
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                   $873,683,788
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             90,611,817
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.64
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25 X $9.64)                                                 $10.12
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $324,486,750
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             33,696,260
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.63
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Class C shares

  Net assets                                                    $86,222,450
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              8,917,403
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.67
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $91,909,804
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              9,539,024
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                               $9.64
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                     $3,812,914
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                395,841
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                               $9.63
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                       $361,772
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 37,594
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.62
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25 X $9.62)                                                 $10.10
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $675,033
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 70,153
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.62
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $291,626
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 30,175
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.66
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A, Class 529B,
and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 8/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                      $28,742,973
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                 $3,005,033
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                             15,691
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   814,825
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                          1,659,769
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          1,943,585
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            514,881
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                              3,548
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             659
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                           3,104
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                           2,082
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      471
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                      776
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                      520
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                104,977
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                     234,728
-----------------------------------------------------------------------------------------------------
  Printing                                                           50,493
-----------------------------------------------------------------------------------------------------
  Postage                                                            56,924
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                      19,106
-----------------------------------------------------------------------------------------------------
  Legal fees                                                         21,382
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     112,490
-----------------------------------------------------------------------------------------------------
Total expenses                                                   $8,565,044
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (730)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                      (372,401)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $8,191,913
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $20,551,060
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis) on investment
transactions                                                     $4,492,405
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments               $(52,006,870)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                          $(47,514,465)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                   $(26,963,405)
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS                  YEAR
                                                                ENDED                    ENDED
                                                               8/31/03                  2/28/03
                                                             (UNAUDITED)

OPERATIONS

Net investment income                                            $20,551,060              $45,225,143
-----------------------------------------------------------------------------------------------------
Net realized gain on investments                                   4,492,405               12,189,563
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        (52,006,870)              39,731,207
-----------------------------------------------------------   --------------          ---------------
Increase (decrease) in net assets from operations               $(26,963,405)             $97,145,913
-----------------------------------------------------------   --------------          ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                            $(20,976,530)            $(39,286,086)
-----------------------------------------------------------------------------------------------------
From net investment income (Class B)                              (7,349,276)             (15,232,117)
-----------------------------------------------------------------------------------------------------
From net investment income (Class C)                              (1,947,816)              (4,318,997)
-----------------------------------------------------------------------------------------------------
From net investment income (Class I)                              (1,467,275)                (527,228)
-----------------------------------------------------------------------------------------------------
From net investment income (Class R)                                 (30,839)                    (312)
-----------------------------------------------------------------------------------------------------
From net investment income (Class 529A)                               (7,885)                  (4,462)
-----------------------------------------------------------------------------------------------------
From net investment income (Class 529B)                              (10,992)                  (7,900)
-----------------------------------------------------------------------------------------------------
From net investment income (Class 529C)                               (7,365)                  (4,476)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(31,797,978)            $(59,381,578)
-----------------------------------------------------------   --------------          ---------------
Net increase (decrease) in net assets from fund share
transactions                                                    $(41,307,827)            $473,985,663
-----------------------------------------------------------   --------------          ---------------
Total increase (decrease) in net assets                        $(100,069,210)            $511,749,998
-----------------------------------------------------------   --------------          ---------------

NET ASSETS

At beginning of period                                        $1,481,513,347             $969,763,349
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $14,128,278 and
$2,881,360, respectively)                                     $1,381,444,137           $1,481,513,347
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                              SIX MONTHS                                        YEAR ENDED 2/28-29
                                ENDED               --------------------------------------------------------------------------
                               8/31/03                2003              2002            2001            2000             1999
CLASS A                      (UNAUDITED)

Net asset value,
beginning of period            $10.03                $9.73             $9.71           $9.15           $9.69             $9.69
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

 Net investment
 income(S)                      $0.15                $0.39             $0.50           $0.58           $0.57             $0.56
------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on investments          (0.32)                0.42              0.12            0.56           (0.56)             0.01
--------------------------   --------        -------------     -------------     -----------     -----------     -------------
Total from investment
operations                     $(0.17)               $0.81             $0.62           $1.14           $0.01             $0.57
--------------------------   --------        -------------     -------------     -----------     -----------     -------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment
 income                        $(0.22)              $(0.51)           $(0.52)         $(0.58)         $(0.55)           $(0.57)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net
 investment income                 --                   --             (0.08)             --              --                --
--------------------------   --------        -------------     -------------     -----------     -----------     -------------
Total distributions
declared to
shareholders                   $(0.22)              $(0.51)           $(0.60)         $(0.58)         $(0.55)           $(0.57)
--------------------------   --------        -------------     -------------     -----------     -----------     -------------
Net asset value, end
of period                       $9.64               $10.03             $9.73           $9.71           $9.15             $9.69
--------------------------   --------        -------------     -------------     -----------     -----------     -------------
Total return (%)(+)             (1.71)++              8.54              6.59           12.98            0.10              6.00
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                        YEAR ENDED 2/28-29
                                ENDED               --------------------------------------------------------------------------
                               8/31/03                2003              2002            2001            2000               1999
CLASS A (CONTINUED)          (UNAUDITED)

RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                       0.89+               0.93              0.96            0.93            0.90                0.92
-------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                     2.93+               3.97              5.16            6.25            6.06                5.76
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 90                 134               116              77             124                 176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                $873,684            $927,886          $622,606        $392,457        $328,338            $335,993
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                    $0.14               $0.38             $0.49           $0.57           $0.56               $0.55
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                       0.94+               0.98              1.01            1.00            1.00                1.02
-------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                     2.88+               3.92              5.11            6.18            5.96                5.66
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     +  Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                        YEAR ENDED 2/28-29
                                     ENDED           --------------------------------------------------------------------------
                                    8/31/03               2003            2002            2001            2000             1999
CLASS B                           (UNAUDITED)

Net asset value, beginning of period $10.02              $9.72           $9.69           $9.14           $9.68            $9.68
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

 Net investment income(S)             $0.12              $0.33           $0.44           $0.52           $0.51            $0.50
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain
 (loss) on investments                (0.32)              0.41            0.12            0.56           (0.56)            0.01
--------------------------   --------------        -----------     -----------     -----------     -----------       ----------
Total from investment
operations                           $(0.20)             $0.74           $0.56           $1.08          $(0.05)           $0.51
--------------------------   --------------        -----------     -----------     -----------     -----------       ----------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.19)            $(0.44)         $(0.46)         $(0.53)         $(0.49)          $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --                 --           (0.07)             --              --               --
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total distributions declared
to shareholders                      $(0.19)            $(0.44)         $(0.53)         $(0.53)         $(0.49)          $(0.51)
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Net asset value, end of period        $9.63             $10.02           $9.72           $9.69           $9.14            $9.68
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total return (%)                      (2.03)++            7.84            5.98           12.20           (0.52)            5.32
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                        YEAR ENDED 2/28-29
                                     ENDED           --------------------------------------------------------------------------
                                    8/31/03               2003            2002            2001            2000             1999
CLASS B (CONTINUED)               (UNAUDITED)

RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             1.54+             1.58            1.61            1.58            1.55              1.57
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)           2.36+              3.32            4.52            5.60            5.41              5.08
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       90               134             116              77             124               176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $324,487          $408,553        $263,964        $163,756        $156,479          $173,569
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)           $0.12             $0.32           $0.43           $0.51           $0.50             $0.48
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                             1.59+             1.63            1.66            1.65            1.65              1.67
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.31+             3.27            4.47            5.53            5.31              4.98
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                        YEAR ENDED 2/28-29
                                     ENDED           --------------------------------------------------------------------------
                                    8/31/03               2003            2002            2001            2000             1999
CLASS C                           (UNAUDITED)

Net asset value, beginning of period $10.06              $9.76           $9.73           $9.18           $9.71            $9.72
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

 Net investment income(S)             $0.12              $0.33           $0.44           $0.52           $0.52            $0.49
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain
 (loss) on investments                (0.32)              0.41            0.12            0.56           (0.56)            0.01
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total from investment
operations                           $(0.20)             $0.74           $0.56           $1.08          $(0.04)           $0.50
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.19)            $(0.44)         $(0.46)         $(0.53)         $(0.49)          $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --                 --           (0.07)             --              --               --
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total distributions declared
to shareholders                      $(0.19)            $(0.44)         $(0.53)         $(0.53)         $(0.49)          $(0.51)
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Net asset value, end of period        $9.67             $10.06           $9.76           $9.73           $9.18            $9.71
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total return (%)                      (2.02)++            7.81            5.97           12.17           (0.42)            5.23
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                        YEAR ENDED 2/28-29
                                     ENDED           --------------------------------------------------------------------------
                                    8/31/03               2003            2002            2001            2000             1999
CLASS C (CONTINUED)               (UNAUDITED)

RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             1.54+             1.58            1.61            1.58            1.55              1.57
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.36+             3.32            4.51            5.60            5.40              5.03
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       90               134             116              77             124               176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $86,222          $110,096         $81,397         $36,603         $32,708           $36,340
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)           $0.12             $0.32           $0.43           $0.51           $0.49             $0.48
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                             1.59+             1.63            1.66            1.65            1.65              1.67
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.31+             3.27            4.46            5.53            5.30              4.93
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                        YEAR ENDED 2/28-29
                                     ENDED           --------------------------------------------------------------------------
                                    8/31/03               2003            2002            2001            2000             1999
CLASS I                           (UNAUDITED)

Net asset value, beginning of period $10.03              $9.73           $9.71           $9.15           $9.69            $9.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

 Net investment income(S)             $0.14              $0.33           $0.53           $0.61           $0.60            $0.59
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain
 (loss) on investments                (0.29)              0.51            0.13            0.56           (0.56)            0.01
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total from investment
operations                           $(0.15)             $0.84           $0.66           $1.17           $0.04            $0.60
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.24)            $(0.54)         $(0.55)         $(0.61)         $(0.58)          $(0.60)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --                 --           (0.09)             --              --               --
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total distributions declared
to shareholders                      $(0.24)            $(0.54)         $(0.64)         $(0.61)         $(0.58)          $(0.60)
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Net asset value, end of period        $9.64             $10.03           $9.73           $9.71           $9.15            $9.69
-------------------------------   ---------        -----------     -----------     -----------     -----------       ----------
Total return (%)                      (1.54)++            8.92            6.99           13.34            0.43             6.37
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                        YEAR ENDED 2/28-29
                                     ENDED           --------------------------------------------------------------------------
                                    8/31/03               2003            2002            2001            2000             1999
CLASS I (CONTINUED)               (UNAUDITED)

RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             0.54+             0.58            0.61            0.58            0.55              0.57
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.77+             3.64            5.49            6.60            6.40              6.13
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       90               134             116              77             124               176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $91,910           $33,682          $1,797          $4,821          $5,579            $6,634
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)           $0.13             $0.33           $0.52           $0.61           $0.59             $0.58
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                             0.59+             0.63            0.66            0.65            0.65              0.67
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            2.72+             3.59            5.44            6.53            6.30              6.03
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective March 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED     PERIOD ENDED
                                                                        8/31/03            2/28/03*
CLASS R                                                                (UNAUDITED)

Net asset value, beginning of period                                    $10.03              $10.02
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                               $0.06               $0.16
--------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                        (0.24)              (0.07)
-------------------------------------------------------------------   --------         -----------
Total from investment operations                                        $(0.18)              $0.09
-------------------------------------------------------------------   --------         -----------
Less distributions declared to shareholders from net investment
income                                                                  $(0.22)             $(0.08)
-------------------------------------------------------------------   --------         -----------
Net asset value, end of period                                           $9.63              $10.03
-------------------------------------------------------------------   --------         -----------
Total return (%)                                                         (1.88)++             0.88++
--------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(S):

Expenses##                                                                1.04+               1.08+
--------------------------------------------------------------------------------------------------
Net investment income                                                     1.27+               3.04+
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                          90                 134
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $3,813                 $79
--------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated.
    If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.06               $0.16
--------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS):

Expenses##                                                                1.09+               1.13+
--------------------------------------------------------------------------------------------------
Net investment income                                                     1.22+               2.99+
--------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R, December 31, 2002, through February 28, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                        SIX MONTHS        PERIOD       SIX MONTHS       PERIOD       SIX MONTHS       PERIOD
                                           ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                          8/31/03        2/28/03*        8/31/03       2/28/03*        8/31/03       2/28/03*
                                        (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                                  CLASS 529A                     CLASS 529B                    CLASS 529C
Net asset value, beginning of period      $10.02           $9.86         $10.01          $9.85         $10.06          $9.89
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)                  $0.13           $0.28          $0.09          $0.24          $0.12          $0.20
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                     (0.32)           0.15          (0.30)          0.16          (0.34)          0.21
-----------------------------------   ----------           -----          -----          -----          -----          -----
Total from investment operations          $(0.19)          $0.43         $(0.21)         $0.40         $(0.22)         $0.41
-----------------------------------   ----------           -----          -----          -----          -----          -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 From net investment income               $(0.21)         $(0.27)        $(0.18)        $(0.24)        $(0.18)        $(0.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $9.62          $10.02          $9.62         $10.01          $9.66         $10.06
-----------------------------------   ----------           -----          -----          -----          -----          -----
Total return (%)(+)                        (1.94)++         4.44++        (2.16)++        4.05++        (2.24)++        4.14++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                  1.14+           1.18+          1.79+          1.83+          1.79+          1.83+
----------------------------------------------------------------------------------------------------------------------------
Net investment income                       2.66+           3.05+          1.89+          2.53+          2.22+          2.37+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            90             134             90            134             90            134
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)   $362            $312           $675           $522           $292           $383
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                      $0.13           $0.28          $0.09          $0.23          $0.11          $0.20
----------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS):
Expenses##                                  1.19+           1.23+          1.84+          1.88+          1.84+          1.88+
----------------------------------------------------------------------------------------------------------------------------
Net investment income                       2.61+           3.00+          1.84+          2.48+          2.17+          2.32+
----------------------------------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class 529A, Class 529B, and Class 529C, July 31, 2002
     through February 28, 2003.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as a lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2003 there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended
February 28, 2003 and February 28, 2002 was as follows:

                                                2/28/03               2/28/02
Distributions declared from
ordinary income                             $59,381,578           $46,093,027
-------------------------------------------------------------------------------

As of February 28, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                 $2,595,353
---------------------------------------------------------------------------
Capital loss carryforward                                    (27,846,284)
---------------------------------------------------------------------------
Unrealized appreciation                                       40,953,196
---------------------------------------------------------------------------
Other temporary differences                                   (5,574,704)
---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

    EXPIRATION DATE
February 28, 2005                                          $(16,126,761)
--------------------------------------------------------------------------
February 28, 2008                                            (8,242,293)
--------------------------------------------------------------------------
February 28, 2009                                            (3,477,230)
--------------------------------------------------------------------------
Total                                                      $(27,846,284)
--------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended August 31, 2003 were 0.35% of average daily net assets on an annualized basis. This voluntary reduction in the management fee effective July 1, 2000 may be rescinded by MFS only with the approval of the fund's Board of Trustees.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees" compensation is a net increase of $783 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $3,946 for inactive trustees for the six months ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $93,522 and $761 for the six months ended August 31, 2003 as its portion of the sales charge on sales of Class A and Class 529A shares of the fund respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                0.10%        0.75%        0.75%        0.25%          0.25%          0.75%          0.75%
---------------------------------------------------------------------------------------------------------------------------
Service Fee                     0.25%        0.25%        0.25%        0.25%          0.25%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan         0.35%        1.00%        1.00%        0.50%          0.50%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended August 31,
2003, amounted to:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD   $36,719       $1,158       $1,031           --            $11             --             $1
---------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year six months ended August 31, 2003, were as follows:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Total Distribution Plan         0.35%        1.00%        1.00%        0.50%          0.35%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------

Payment of the remaining 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class 529A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and 529 C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended August 31, 2003, were as follows:

                          CLASS A      CLASS 529A     CLASS B      CLASS 529B     CLASS C      CLASS 529C

Contingent Deferred
Sales Charges Imposed     $30,437          --         $620,786         --         $25,440          --
---------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES               SALES

U.S. government securities                    $1,303,036,673      $1,339,227,547
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                           $1,390,376,665
    ------------------------------------------------------------------------
    Gross unrealized depreciation                              $(25,255,674)
    ------------------------------------------------------------------------
    Gross unrealized appreciation                                13,132,952
    ------------------------------------------------------------------------
    Net unrealized depreciation                                $(12,122,722)
    ------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended                          Year ended
                                             8/31/03                                 2/28/03
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS A SHARES

Shares sold                         76,660,194        $762,192,907        142,506,962        $1,406,764,472
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions     1,740,447          17,317,914          2,962,199            29,173,953
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (80,256,333)       (796,587,037)      (116,984,213)       (1,154,957,625)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (1,855,692)       $(17,076,216)        28,484,948          $280,980,800
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          4,841,795         $48,108,721         26,705,060          $263,064,523
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions       609,025           6,055,083          1,105,757            10,885,233
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (12,521,123)       (123,675,784)       (14,208,978)         (139,706,922)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (7,070,303)       $(69,511,980)        13,601,839          $134,242,834
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                          1,743,675         $17,342,827          9,896,809           $97,592,339
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions       150,726           1,504,550            299,275             2,958,954
-----------------------------------------------------------------------------------------------------------
Shares reacquired                   (3,918,035)        (38,798,841)        (7,598,573)          (74,648,620)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (2,023,634)       $(19,951,464)         2,597,511           $25,902,673
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                          6,220,065         $61,570,603          3,295,531           $32,772,907
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions       121,641           1,250,012             39,866               395,984
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (161,054)         (1,604,551)          (161,696)           (1,601,545)
-----------------------------------------------------------------------------------------------------------
Net increase                         6,180,652         $61,216,064          3,173,701           $31,567,346
-----------------------------------------------------------------------------------------------------------

                                         Six months ended                         Period ended
                                             8/31/03                                2/28/03*
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS R SHARES

Shares sold                            695,082          $6,895,779              7,872               $78,950
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions         1,829              17,880                 16                   160
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (308,958)         (3,058,819)                --                    --
-----------------------------------------------------------------------------------------------------------
Net increase                           387,953          $3,854,840              7,888               $79,110
-----------------------------------------------------------------------------------------------------------

                                         Six months ended                         Period ended
                                             8/31/03                                2/28/03**
                                    SHARES             AMOUNT             SHARES               AMOUNT

CLASS 529A SHARES

Shares sold                             11,973            $118,769             32,081              $320,041
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           771               7,656                335                 3,329
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (6,301)            (61,646)            (1,265)              (12,465)
-----------------------------------------------------------------------------------------------------------
Net increase                             6,443             $64,779             31,151              $310,905
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                             20,253            $200,618             51,568              $514,537
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions         1,067              10,588                627                 5,627
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (3,287)            (31,855)               (75)                 (745)
-----------------------------------------------------------------------------------------------------------
Net increase                            18,033            $179,351             52,120              $519,419
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                             18,998            $188,970             38,822              $389,521
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions           754               7,535                344                 3,433
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (27,699)           (279,706)            (1,044)              (10,378)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (7,947)           $(83,201)            38,122              $382,576
-----------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R shares, December 31, 2002 through February 28, 2003.
** For the period from the inception of Class 529 shares, July 31, 2002 through February 28, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $6,361 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the six months ended August 31, 2003.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the fund, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGEMENT
MFS Fixed Income Strategy Group(1)

(1) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
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YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
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INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MFG SEM-10/03 92M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
     78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
     Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT SECURITIES FUND
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  October 24, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  October 24, 2003
       ------------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  October 24, 2003
       ------------------

* Print name and title of each signing officer under his or her signature.